Net Income (Loss) Per Common Share	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note G - Net Income (Loss) Per Common Share

The Company computes basic net income (loss) per weighted average share attributable to common stockholders using the weighted average number of shares of common stock outstanding during the period. The Company computes diluted net income (loss) per weighted average share attributable to common stockholders using the weighted average number of shares of common and dilutive potential common shares outstanding during the period. Potential common shares outstanding consist of stock options, warrants and convertible preferred stock using the treasury stock method and are excluded if their effect is anti-dilutive.

In the computation of diluted earnings per common share for the three months ended March 31, 2012 and 2011, we have excluded 9,044,155 and 8,488,571 stock options, respectively, with exercise prices greater than the average market price of the underlying common stock, because their inclusion would have been anti-dilutive. Furthermore, for the three months ended March 31, 2012 and 2011, we have excluded 52,616,300 and 7,200,000 warrants, respectively, with exercise prices greater than the average market price of the underlying common stock, because their inclusion would have been anti-dilutive.

In the computation of diluted earnings per common share for the six months ended March 31, 2012 and 2011, we have excluded 8,879,133 and 8,488,571 stock options, respectively, with exercise prices greater than the average market price of the underlying common stock, because their inclusion would have been anti-dilutive. Furthermore, for the six months ended March 31, 2012 and 2011, we have excluded 48,295,498 and 68,887,117 warrants, respectively, with exercise prices greater than the average market price of the underlying common stock, because their inclusion would have been anti-dilutive.

	For the three months ended March 31,		For the six months ended March 31,
	2012	2011	2012	2011
	(In thousands, except per share data)
Numerator:
Net income (loss)	$2,763	$3,778	$5,740	$(3,842)
Denominator:
Weighted-average number of shares – basic	60,490	59,953	64,480	58,473
Dilutive securities – equity awards	11,368	61,687	15,853	-
Weighted-average number of shares – diluted	71,858	121,640	76,334	58,473
Earnings per share – basic	$0.05	$0.06	$0.10	$(0.07)
Earnings per share – diluted	$0.04	$0.03	$0.08	$(0.07)